Other Financial Assets At Amortised Cost - Additional Information - Parent (Detail)	12 Months Ended
Dec. 31, 2018
Santander UK Group Holdings plc [member] | Later than 10 years [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Maturity of financial investments	10 years